Label	Element	Value
Swan Hedged Equity US Large Cap ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	95.60%
Swan Hedged Equity US Large Cap ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.80%
Swan Hedged Equity US Large Cap ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.60%
Swan Hedged Equity US Large Cap ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Swan Hedged Equity US Large Cap ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Swan Hedged Equity US Large Cap ETF | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	95.60%
Swan Hedged Equity US Large Cap ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.60%
Swan Hedged Equity US Large Cap ETF | S&P 500 Index, Expiration: 12/19/2025; Exercise Price: 5,750.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.60%
Swan Hedged Equity US Large Cap ETF | S&P 500 Index, Expiration: 12/19/2025; Exercise Price: 5,500.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%
Swan Hedged Equity US Large Cap ETF | S&P 500 Index, Expiration: 12/31/2024; Exercise Price:5,000.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Swan Hedged Equity US Large Cap ETF | S&P 500 Index, Expiration: 12/31/2024; Exercise Price:4,550.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Swan Hedged Equity US Large Cap ETF | S&P 500 Index, Expiration: 12/20/2024; Exercise Price:5,000.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Swan Hedged Equity US Large Cap ETF | S&P 500 Index, Expiration: 12/20/2024; Exercise Price:4,550.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Swan Hedged Equity US Large Cap ETF | S&P 500 Index, Expiration: 12/20/2024; Exercise Price:4,775.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%
Swan Hedged Equity US Large Cap ETF | S&P 500 Index, Expiration: 12/31/2024; Exercise Price:4,775.00 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%